Retirement and Pension Plans (Schedule of Expected Benefit Payments to the Participants) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Retirement and Pension Plans
2012	¥ 11,871
2013	12,069
2014	11,469
2015	11,350
2016	10,961
2017-2020	47,574
Estimated contribution to defined pension plans	¥ 14,100